Capital management - Summary of Financial Covenants Under Lending Agreements (Detail) - CAD ($) $ in Millions	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Components of capital
Shareholders' equity	$ 1,405.8		$ 1,643.8	$ 1,579.7
Long-term debt	$ 339.2	[1]	$ 224.9

[1]	The 2025 figure includes the current portion of our senior unsecured notes, which are expected to be subject to a Repurchase Offer pursuant to the terms of the notes. The 2026 figure includes our syndicated credit facility which has a term-out date of May 2026. The 2027 figure includes our senior unsecured notes not subject to the Repurchase Offer due in July 2027. Refer to Note 6 for further details. Historically, the Company has successfully renewed its syndicated credit facility.